INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3%
	ADVERTISING & MARKETING - 0.1%
52,913	TechTarget, Inc.(a)	$ 312,187

	AEROSPACE & DEFENSE - 0.8%
5,776	AAR Corporation(a)	437,012
4,866	Ducommun, Inc.(a)	443,877
7,069	Hexcel Corporation	446,407
10,509	Spirit AeroSystems Holdings, Inc., Class A(a)	437,069
		1,764,365
	APPAREL & TEXTILE PRODUCTS - 0.4%
88,175	Hanesbrands, Inc.(a)	556,384
9,862	Oxford Industries, Inc.	434,421
		990,805
	ASSET MANAGEMENT - 1.1%
19,649	Acuren Corporation(a)	221,444
5,336	Cohen & Steers, Inc.	394,117
63,927	Compass Diversified Holdings	479,453
2,763	Diamond Hill Investment Group, Inc.	402,735
6,127	Oppenheimer Holdings, Inc., Class A	444,636
24,730	SLR Investment Corporation	411,013
		2,353,398
	AUTOMOTIVE - 2.3%
20,527	Adient plc(a)	509,070
10,504	Aeva Technologies, Inc.(a)	155,512
98,715	American Axle & Manufacturing Holdings, Inc.(a)	574,520
23,286	Dana, Inc.	469,446
18,270	Gentex Corporation	511,743
14,112	Gentherm, Inc.(a)	518,898
38,636	Goodyear Tire & Rubber Company (The)(a)	327,633
4,237	Lear Corporation	466,070
4,059	Modine Manufacturing Company(a)	552,552
13,049	Standard Motor Products, Inc.	506,432
4,323	Visteon Corporation	535,879
		5,127,755

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	BANKING - 12.0%
6,429	1st Source Corporation	$ 414,156
18,365	Alerus Financial Corporation	408,989
6,167	Ameris Bancorp	451,918
108	Atlantic Union Bankshares Corporation	3,859
3,238	BancFirst Corporation	430,557
11,168	BankUnited, Inc.	437,674
14,925	Byline Bancorp, Inc.	431,482
9,896	Camden National Corporation	404,647
10,188	Capital City Bank Group, Inc.	446,846
3,254	City Holding Company	418,074
7,018	Community Financial System, Inc.	420,308
6,740	Customers Bancorp, Inc.(a)	483,191
20,443	Eagle Bancorp, Inc.	397,003
15,652	Farmers & Merchants Bancorp, Inc.	414,152
29,068	Farmers National Banc Corporation	441,252
8,772	FB Financial Corporation	470,881
17,378	First Busey Corporation	429,237
24,565	First Commonwealth Financial Corporation	436,029
16,383	First Financial Bancorp	433,822
11,114	First Financial Bankshares, Inc.	413,107
18,887	First Horizon Corporation	426,846
13,851	First Interstate BancSystem, Inc., Class A	453,205
10,392	First Merchants Corporation	431,476
13,998	Five Star Bancorp	458,714
37,693	Flagstar Financial, Inc.	483,223
27,383	FNB Corporation	457,022
22,142	Fulton Financial Corporation	435,312
9,249	Glacier Bancorp, Inc.	454,588
13,123	Hilltop Holdings, Inc.	460,355
14,013	Home BancShares, Inc.	417,027
37,020	Hope Bancorp, Inc.	412,033
26,021	Horizon Bancorp, Inc.	438,714
6,003	International Bancshares Corporation	429,455
6,502	Lakeland Financial Corporation	445,062

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	BANKING - 12.0% (Continued)
13,387	Live Oak Bancshares, Inc.	$ 517,942
8,613	Mercantile Bank Corporation	424,190
12,105	Merchants Bancorp	392,444
14,029	Metrocity Bankshares, Inc.	420,028
9,626	NBT Bancorp, Inc.	426,143
31,210	Northwest Bancshares, Inc.	394,807
13,049	Peoples Bancorp, Inc.	403,736
5,705	Prosperity Bancshares, Inc.	394,387
11,105	Renasant Corporation	434,539
5,482	Republic Bancorp, Inc., Class A	420,689
10,517	S&T Bancorp, Inc.	415,527
5,143	ServisFirst Bancshares, Inc.	453,355
21,000	Simmons First National Corporation, Class A	436,380
11,757	SmartFinancial, Inc.	433,245
13,567	Southside Bancshares, Inc.	423,833
7,700	Synovus Financial Corporation	397,397
5,034	Texas Capital Bancshares, Inc.(a)	435,793
30,882	TFS Financial Corporation	434,201
11,694	Towne Bank	429,053
3,800	UMB Financial Corporation	463,220
10,946	United Bankshares, Inc.	419,670
13,385	United Community Banks, Inc.	447,059
44,716	Valley National Bancorp	467,729
7,289	Webster Financial Corporation	453,522
12,617	WesBanco, Inc.	413,838
8,231	Westamerica BanCorporation	411,632
3,220	Wintrust Financial Corporation	442,074
7,677	Zions Bancorp NA	445,343
		26,441,992
	BIOTECH & PHARMA - 4.5%
40,398	89bio, Inc.(a)	364,794
21,767	ADMA Biologics, Inc.(a)	375,698
12,049	Agios Pharmaceuticals, Inc.(a)	454,368
69,657	Amicus Therapeutics, Inc.(a)	528,697

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	BIOTECH & PHARMA - 4.5% (Continued)
28,930	Arcutis Biotherapeutics, Inc.(a)	$ 448,994
101,247	Ardelyx, Inc.(a)	643,931
44,400	BioCryst Pharmaceuticals, Inc.(a)	368,964
28,448	Biohaven Ltd.(a)	437,815
12,212	Cytokinetics, Inc.(a)	431,450
9,117	Exelixis, Inc.(a)	341,158
291,323	Geron Corporation(a)	407,852
567,285	Ironwood Pharmaceuticals, Inc.(a)	748,816
16,630	Pacira BioSciences, Inc.(a)	443,522
283,247	Precigen, Inc.(a)	1,277,445
5,025	Prestige Consumer Healthcare, Inc.(a)	341,901
7,166	Protagonist Therapeutics, Inc.(a)	423,152
8,162	PTC Therapeutics, Inc.(a)	402,631
44,060	Syndax Pharmaceuticals, Inc.(a)	719,500
14,789	Viking Therapeutics, Inc.(a)	400,042
50,465	Xencor, Inc.(a)	410,280
		9,971,010
	BUSINESS DEVELOPMENT COMPANIES - 0.6%
21,973	Hercules Capital, Inc.	428,914
37,855	New Mountain Finance Corporation	403,534
126,629	Prospect Capital Corporation	377,354
		1,209,802
	CABLE & SATELLITE - 0.2%
3,002	Cable One, Inc.	484,763

	CHEMICALS - 4.5%
16,823	AdvanSix, Inc.	361,022
2,515	Balchem Corporation	407,656
5,287	Cabot Corporation	431,208
25,530	Calumet, Inc.(a)	416,139
34,947	Chemours Company (The)	538,184
167,280	Codexis, Inc.(a)	456,674
2,799	Hawkins, Inc.	468,357
6,655	HB Fuller Company	406,288

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	CHEMICALS - 4.5% (Continued)
9,278	Ingevity Corporation(a)	$ 541,650
4,746	Innospec, Inc.	415,702
4,994	Materion Corporation	553,335
7,228	Minerals Technologies, Inc.	473,073
579	NewMarket Corporation	478,810
37,448	Orion S.A.	395,076
3,566	Quaker Chemical Corporation	517,320
103,459	Rayonier Advanced Materials, Inc.(a)	576,266
5,855	Rogers Corporation(a)	459,383
4,080	Sensient Technologies Corporation	462,917
7,310	Stepan Company	365,719
80,138	Tronox Holdings PLC, Class A	342,991
10,580	Valvoline, Inc.(a)	410,292
1,760	WD-40 Company	380,230
		9,858,292
	COMMERCIAL SUPPORT SERVICES - 2.6%
8,525	ABM Industries, Inc.	419,174
305,919	Advantage Solutions, Inc.(a)	556,773
5,875	Brady Corporation, Class A	458,720
4,503	Brink's Company (The)	504,516
5,605	CBIZ, Inc.(a)	361,747
3,893	CorVel Corporation(a)	346,672
2,149	CRA International, Inc.	416,390
81,503	Emerald Holding, Inc.	419,740
8,804	Heidrick & Struggles International, Inc.	447,331
6,716	Insperity, Inc.	370,858
9,694	Kforce, Inc.	316,024
23,601	National Research Corporation	346,699
70,519	Quad/Graphics, Inc.	469,657
2,143	UniFirst Corporation	381,068
		5,815,369
	CONSTRUCTION MATERIALS - 0.6%
24,158	MDU Resources Group, Inc.	393,534
9,661	Northwest Pipe Company(a)	511,646

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	CONSTRUCTION MATERIALS - 0.6% (Continued)
2,574	Simpson Manufacturing Company, Inc.	$ 491,943
		1,397,123
	CONSUMER SERVICES - 1.4%
45,733	Coursera, Inc.(a)	525,929
423	Graham Holdings Company, Class B	459,399
2,109	Grand Canyon Education, Inc.(a)	425,111
17,173	Laureate Education, Inc.(a)	471,914
16,896	Matthews International Corporation, Class A	415,135
11,744	Universal Technical Institute, Inc.(a)	312,273
15,872	Upbound Group, Inc.	403,308
		3,013,069
	CONTAINERS & PACKAGING - 0.8%
27,350	Myers Industries, Inc.	457,839
7,413	Silgan Holdings, Inc.	347,818
14,058	TriMas Corporation	543,623
1,653	UFP Technologies, Inc.(a)	347,394
		1,696,674
	E-COMMERCE DISCRETIONARY - 0.1%
78,300	Honest Company, Inc. (The)(a)	310,068

	ELEC & GAS MARKETING & TRADING - 0.1%
15,161	Genie Energy Ltd., Class B	231,963

	ELECTRIC UTILITIES - 1.7%
6,273	ALLETE, Inc.	402,413
7,186	Black Hills Corporation	429,795
37,950	Hawaiian Electric Industries, Inc.(a)	491,832
3,494	IDACORP, Inc.	437,099
4,572	MGE Energy, Inc.	389,306
9,100	OGE Energy Corporation	406,406
4,784	Ormat Technologies, Inc.	439,602
7,114	TXNM Energy, Inc.	402,937
7,770	Unitil Corporation	364,879
		3,764,269

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	ELECTRICAL EQUIPMENT - 2.4%
5,414	AAON, Inc.	$ 449,091
3,026	Advanced Energy Industries, Inc.	452,932
7,103	Alarm.com Holdings, Inc.(a)	416,449
1,805	Argan, Inc.	411,937
1,626	Badger Meter, Inc.	297,428
3,470	Belden, Inc.	451,794
28,802	ChargePoint Holdings, Inc.(a)(b)	324,599
12,652	Cognex Corporation	555,929
3,034	Itron, Inc.(a)	373,000
20,845	Kimball Electronics, Inc.(a)	601,794
1,795	OSI Systems, Inc.(a)	412,940
1,623	Watts Water Technologies, Inc., Class A	449,409
		5,197,302
	ENGINEERING & CONSTRUCTION - 1.1%
5,374	Exponent, Inc.	383,596
2,223	Installed Building Products, Inc.	582,026
8,340	KBR, Inc.	420,836
2,202	MYR Group, Inc.(a)	412,369
5,111	Primoris Services Corporation	605,909
		2,404,736
	ENTERTAINMENT CONTENT - 0.2%
52,999	Reservoir Media, Inc.(a)	417,632

	FOOD - 2.3%
4,038	Cal-Maine Foods, Inc.	466,954
10,477	Darling Ingredients, Inc.(a)	355,799
25,159	Flowers Foods, Inc.	378,391
268,000	Hain Celestial Group, Inc. (The)(a)	482,400
46,474	Herbalife Ltd.(a)	454,516
3,566	J & J Snack Foods Corporation	397,859
6,312	John B Sanfilippo & Son, Inc.	409,649
2,336	Lancaster Colony Corporation	426,554
25,533	Limoneira Company	402,400
3,626	Nathan's Famous, Inc.	379,642

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	FOOD - 2.3% (Continued)
3,690	Post Holdings, Inc.(a)	$ 417,524
10,366	Vital Farms, Inc.(a)	529,598
		5,101,286
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
4,663	Louisiana-Pacific Corporation	443,498
7,348	Trex Company, Inc.(a)	452,857
		896,355
	GAS & WATER UTILITIES - 1.9%
5,258	American States Water Company	391,879
17,004	Aris Water Solutions, Inc., Class A	412,687
3,362	Chesapeake Utilities Corporation	415,476
7,437	Middlesex Water Company	398,177
4,752	National Fuel Gas Company	412,188
9,001	New Jersey Resources Corporation	425,657
5,623	ONE Gas, Inc.	430,160
5,416	Southwest Gas Holdings, Inc.	432,630
5,518	Spire, Inc.	422,679
12,738	York Water Company (The)	395,770
		4,137,303
	HEALTH CARE FACILITIES & SERVICES - 1.9%
17,398	Acadia Healthcare Company, Inc.(a)	399,458
3,462	Addus HomeCare Corporation(a)	398,719
171,376	agilon health, Inc.(a)	219,361
3,811	HealthEquity, Inc.(a)	340,437
3,773	National HealthCare Corporation	428,160
54,543	NeoGenomics, Inc.(a)	478,888
44,475	Owens & Minor, Inc.(a)	217,928
18,294	Premier, Inc., Class A	473,815
6,904	RadNet, Inc.(a)	495,430
26,287	Select Medical Holdings Corporation	341,994
18,047	Surgery Partners, Inc.(a)	409,486
		4,203,676
	HEALTH CARE REIT - 1.2%
13,200	CareTrust REIT, Inc.	454,212

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	HEALTH CARE REIT - 1.2% (Continued)
24,203	Community Healthcare Trust, Inc.	$ 372,968
113,042	Diversified Healthcare Trust	430,690
93,316	Medical Properties Trust, Inc.	419,922
5,740	National Health Investors, Inc.	449,385
21,825	Sabra Health Care REIT, Inc.	417,076
		2,544,253
	HOME & OFFICE PRODUCTS - 0.4%
111,210	ACCO Brands Corporation	447,064
8,122	HNI Corporation	365,003
		812,067
	HOME CONSTRUCTION - 2.6%
2,468	Armstrong World Industries, Inc.	483,160
6,338	Green Brick Partners, Inc.(a)	442,646
5,524	Griffon Corporation	420,708
19,046	Interface, Inc.	508,909
103,020	JELD-WEN Holding, Inc.(a)	658,299
7,531	KB Home	478,595
7,747	LGI Homes, Inc.(a)	479,617
3,562	M/I Homes, Inc.(a)	524,540
5,976	Meritage Homes Corporation	464,275
4,372	Patrick Industries, Inc.	489,008
6,500	Taylor Morrison Home Corporation(a)	437,905
12,484	Tri Pointe Homes, Inc.(a)	441,060
		5,828,722
	HOTEL REIT - 0.8%
52,495	DiamondRock Hospitality Company	449,357
55,023	RLJ Lodging Trust	423,677
4,076	Ryman Hospitality Properties, Inc.	402,668
32,038	Xenia Hotels & Resorts, Inc.	452,697
		1,728,399
	HOUSEHOLD PRODUCTS - 1.6%
11,325	Central Garden & Pet Company(a)	412,570
14,756	Clearwater Paper Corporation(a)	318,287
17,152	Edgewell Personal Care Company	411,991

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	HOUSEHOLD PRODUCTS - 1.6% (Continued)
19,872	Energizer Holdings, Inc.	$ 547,672
14,172	Helen of Troy Ltd.(a)	347,923
3,069	Interparfums, Inc.	352,751
50,107	Nu Skin Enterprises, Inc., Class A	609,801
21,154	Quanex Building Products Corporation	449,946
		3,450,941
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.0%
2,451	Chart Industries, Inc.(a)	488,631
2,095	Enpro, Inc.	458,323
6,741	Gibraltar Industries, Inc.(a)	421,919
5,511	Timken Company (The)	425,615
1,223	Valmont Industries, Inc.	448,988
		2,243,476
	INDUSTRIAL REIT - 0.2%
8,395	First Industrial Realty Trust, Inc.	441,577

	INDUSTRIAL SUPPORT SERVICES - 0.2%
1,721	Applied Industrial Technologies, Inc.	453,621

	INFRASTRUCTURE REIT - 0.2%
55,012	Uniti Group, Inc.(a)	346,576

	INSURANCE - 2.0%
9,157	AMERISAFE, Inc.	422,870
8,483	Employers Holdings, Inc.	366,975
51,202	Genworth Financial, Inc., Class A(a)	438,801
9,314	Horace Mann Educators Corporation	428,258
6,216	Kemper Corporation	333,488
5,975	Mercury General Corporation	462,046
9,483	NMI Holdings, Inc., Class A(a)	373,156
17,581	ProAssurance Corporation(a)	418,604
5,550	RLI Corporation	375,902
5,018	Safety Insurance Group, Inc.	371,382

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	INSURANCE - 2.0% (Continued)
7,223	Trupanion, Inc.(a)	$ 334,858
		4,326,340
	INTERNET MEDIA & SERVICES - 0.7%
26,002	Angi, Inc.(a)	460,755
33,469	Cars.com, Inc.(a)	436,770
12,056	Groupon, Inc.(a)	314,662
14,516	HealthStream, Inc.	407,609
		1,619,796
	LEISURE FACILITIES & SERVICES - 1.4%
6,429	Cheesecake Factory, Inc. (The)	395,126
13,312	Cinemark Holdings, Inc.	343,450
23,496	Jack in the Box, Inc.	453,473
5,548	Marriott Vacations Worldwide Corporation	433,576
8,478	St Joe Company (The)	427,800
55,688	Target Hospitality Corporation(a)	505,090
8,571	United Parks & Resorts, Inc.(a)	450,663
		3,009,178
	LEISURE PRODUCTS - 1.3%
7,269	Brunswick Corporation	462,236
15,490	Fox Factory Holding Corporation(a)	448,126
9,964	Polaris, Inc.	563,763
4,542	Thor Industries, Inc.	497,803
50,095	Topgolf Callaway Brands Corporation(a)	478,908
13,889	Winnebago Industries, Inc.	499,726
		2,950,562
	MACHINERY - 3.5%
3,895	AGCO Corporation	421,400
5,674	Albany International Corporation, Class A	360,356
13,893	CECO Environmental Corporation(a)	633,382
26,234	Columbus McKinnon Corporation	392,985
31,045	Energy Recovery, Inc.(a)	441,149
2,089	ESCO Technologies, Inc.	419,701
4,460	Franklin Electric Company, Inc.	436,456
10,822	Gorman-Rupp Company (The)	462,857

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	MACHINERY - 3.5% (Continued)
12,000	Helios Technologies, Inc.	$ 650,880
19,818	Hillenbrand, Inc.	503,179
9,992	Hyster-Yale Materials Handling, Inc., Class A	374,700
3,314	John Bean Technologies Corporation	474,863
1,280	Kadant, Inc.	413,798
17,429	Kennametal, Inc.	373,503
2,785	Lindsay Corporation	382,186
2,565	Standex International Corporation	523,440
5,166	Tennant Company	423,819
		7,688,654
	MEDICAL EQUIPMENT & DEVICES - 2.6%
19,639	Castle Biosciences, Inc.(a)	471,532
41,872	Embecta Corporation	606,306
3,846	Glaukos Corporation(a)	368,524
5,371	Haemonetics Corporation(a)	292,934
3,057	ICU Medical, Inc.(a)	390,257
32,591	Integra LifeSciences Holdings Corporation(a)	493,102
75,694	Myriad Genetics, Inc.(a)	482,171
84,285	Neogen Corporation(a)	484,639
36,557	Orthofix Medical, Inc.(a)	547,623
26,596	Pulse Biosciences, Inc.(a)(b)	413,302
13,495	Surmodics, Inc.(a)	459,370
21,416	Tandem Diabetes Care, Inc.(a)	267,914
14,817	Veracyte, Inc.(a)	449,548
		5,727,222
	METALS & MINING - 0.7%
45,516	Coeur Mining, Inc.(a)	598,536
19,866	Compass Minerals International, Inc.(a)	378,447
67,465	Hecla Mining Company	574,127
		1,551,110
	MORTGAGE FINANCE - 0.9%
41,787	Apollo Commercial Real Estate Finance, Inc.	442,525
84,637	Ares Commercial Real Estate Corporation	399,487
42,592	MFA Financial, Inc.	434,438

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	MORTGAGE FINANCE - 0.9% (Continued)
31,168	PennyMac Mortgage Investment Trust	$ 383,678
68,159	Redwood Trust, Inc.	417,133
		2,077,261
	MULTI ASSET CLASS REIT - 0.8%
22,603	Alexander & Baldwin, Inc.	437,142
58,678	Armada Hoffler Properties, Inc.	427,176
25,301	Elme Communities	432,141
48,930	LXP Industrial Trust	444,284
		1,740,743
	OFFICE REIT – 2.0%
20,477	American Assets Trust, Inc.	427,969
94,833	Brandywine Realty Trust	403,989
26,903	Douglas Emmett, Inc.	436,098
49,876	Empire State Realty Trust, Inc., Class A	381,551
12,994	Highwoods Properties, Inc.	409,701
148,668	Hudson Pacific Properties, Inc.(a)	417,757
23,432	JBG SMITH Properties	502,381
11,781	Kilroy Realty Corporation	489,971
55,727	Piedmont Office Realty Trust, Inc.	472,008
27,116	Veris Residential, Inc.	426,535
		4,367,960
	OIL & GAS PRODUCERS - 0.9%
204,534	Clean Energy Fuels Corporation(a)	537,924
14,912	Par Pacific Holdings, Inc.(a)	516,552
16,241	SM Energy Company	463,681
14,099	World Kinect Corporation	377,994
		1,896,151
	OIL & GAS SERVICES & EQUIPMENT - 1.9%
26,105	DNOW, Inc.(a)	417,680
25,533	Innovex International, Inc.(a)	440,700
14,212	Nabors Industries Ltd.(a)	529,823
19,253	Oceaneering International, Inc.(a)	469,773
66,923	ProPetro Holding Corporation(a)	341,307
85,005	RPC, Inc.	405,474

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.9% (Continued)
45,773	Select Water Solutions, Inc., Class A	$ 389,986
119,125	TETRA Technologies, Inc.(a)	559,888
8,566	Tidewater, Inc.(a)	515,673
		4,070,304
	PUBLISHING & BROADCASTING - 0.4%
344,024	Clear Channel Outdoor Holdings, Inc.(a)	426,590
19,016	Scholastic Corporation	487,950
		914,540
	REAL ESTATE OWNERS & DEVELOPERS - 0.2%
3,460	McGrath RentCorporation	420,355

	REAL ESTATE SERVICES - 0.2%
13,195	Marcus & Millichap, Inc.	430,025

	RENEWABLE ENERGY - 1.5%
26,439	Ameresco, Inc., Class A(a)	672,344
4,659	EnerSys	478,246
77,918	Eos Energy Enterprises, Inc.(a)(b)	537,634
58,467	Fluence Energy, Inc.(a)	432,656
65,730	Green Plains, Inc.(a)	730,260
160,474	OPAL Fuels, Inc.(a)	377,114
		3,228,254
	RESIDENTIAL REIT - 0.7%
46,523	Apartment Investment and Management Company	364,275
22,753	Independence Realty Trust, Inc.	412,057
12,109	NexPoint Residential Trust, Inc.	417,882
24,098	UMH Properties, Inc.	378,098
		1,572,312
	RETAIL - CONSUMER STAPLES - 0.5%
10,226	Natural Grocers by Vitamin Cottage, Inc.	393,190
3,081	Ollie's Bargain Outlet Holdings, Inc.(a)	390,794
15,134	SpartanNash Company	405,591
		1,189,575

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	RETAIL - DISCRETIONARY - 2.6%
1,684	Asbury Automotive Group, Inc.(a)	$ 423,593
2,388	Avis Budget Group, Inc.(a)	377,853
966	Dillard's, Inc., Class A	514,762
14,374	Ethan Allen Interiors, Inc.	424,177
3,685	GMS, Inc.(a)	405,092
19,512	Haverty Furniture Companies, Inc.	439,996
10,754	La-Z-Boy, Inc.	397,575
1,194	Lithia Motors, Inc., Class A	401,996
27,457	Monro, Inc.	455,237
17,470	National Vision Holdings, Inc.(a)	400,762
7,805	Rush Enterprises, Inc., Class A	448,007
59,467	Sleep Number Corporation(a)	626,188
5,023	Sonic Automotive, Inc., Class A	412,840
		5,728,078
	RETAIL REIT - 1.3%
21,767	Acadia Realty Trust	435,558
1,781	Alexander's, Inc.	410,236
15,009	Four Corners Property Trust, Inc.	388,583
17,812	Kite Realty Group Trust	406,470
24,864	Macerich Company (The)	457,498
11,873	Saul Centers, Inc.	405,700
13,200	Tanger, Inc.	451,176
		2,955,221
	SEMICONDUCTORS - 4.2%
30,428	Aehr Test Systems(a)	759,179
19,100	Amkor Technology, Inc.	462,029
3,833	Cirrus Logic, Inc.(a)	437,690
20,740	Cohu, Inc.(a)	412,726
7,584	Diodes, Inc.(a)	412,835
11,586	FormFactor, Inc.(a)	338,195
3,589	Impinj, Inc.(a)	672,830
5,854	IPG Photonics Corporation(a)	478,974
8,120	Lattice Semiconductor Corporation(a)	539,006
28,054	MaxLinear, Inc., Class A(a)	441,009

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SEMICONDUCTORS - 4.2% (Continued)
4,042	MKS, Inc.	$ 417,700
20,104	Penguin Solutions, Inc.(a)	485,110
21,304	Photronics, Inc.(a)	482,962
7,147	Power Integrations, Inc.	322,330
8,881	Semtech Corporation(a)	515,897
2,726	Silicon Laboratories, Inc.(a)	366,238
40,061	SkyWater Technology, Inc.(a)	480,331
17,751	Ultra Clean Holdings, Inc.(a)	426,379
19,708	Veeco Instruments, Inc.(a)	483,240
25,073	Vishay Intertechnology, Inc.	387,629
		9,322,289
	SOFTWARE - 3.8%
8,740	ACI Worldwide, Inc.(a)	431,319
32,251	Amplitude, Inc., Class A(a)	368,629
6,278	Blackbaud, Inc.(a)	418,805
7,517	Calix, Inc.(a)	446,886
36,472	Cantaloupe, Inc.(a)	396,451
2,274	CommVault Systems, Inc.(a)	424,431
11,463	Digi International, Inc.(a)	397,995
6,484	Donnelley Financial Solutions, Inc.(a)	368,097
106,323	Health Catalyst, Inc.(a)	360,435
42,367	Jamf Holding Corporation(a)	394,860
24,638	MeridianLink, Inc.(a)	490,050
13,587	Omnicell, Inc.(a)	442,800
18,963	PDF Solutions, Inc.(a)	387,793
14,186	Phreesia, Inc.(a)	449,129
6,238	Progress Software Corporation	288,757
25,724	PROS Holdings, Inc.(a)	398,722
31,873	PubMatic, Inc., Class A(a)	276,339
4,308	Q2 Holdings, Inc.(a)	339,169
2,808	Qualys, Inc.(a)	381,354
2,932	SPS Commerce, Inc.(a)	323,400
7,866	Varonis Systems, Inc.(a)	464,251
		8,249,672

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SPECIALTY FINANCE - 1.3%
10,298	Encore Capital Group, Inc.(a)	$ 430,868
3,598	Enova International, Inc.(a)	436,438
6,604	Essent Group Ltd.	414,335
2,058	Federal Agricultural Mortgage Corporation, Class C	431,295
14,434	MGIC Investment Corporation	401,698
3,323	Nelnet, Inc., Class A	427,371
2,403	World Acceptance Corporation(a)	411,946
		2,953,951
	STEEL - 0.6%
4,628	ATI, Inc.(a)	358,855
8,166	Commercial Metals Company	470,934
25,801	Metallus, Inc.(a)	423,910
		1,253,699
	TECHNOLOGY HARDWARE - 4.0%
261,106	3D Systems Corporation(a)	600,543
44,954	ADTRAN Holdings, Inc.(a)	421,669
15,575	Anterix, Inc.(a)	369,751
3,150	Arrow Electronics, Inc.(a)	397,940
10,268	Benchmark Electronics, Inc.	416,778
47,489	CommScope Holding Company, Inc.(a)	761,723
26,223	Daktronics, Inc.(a)	454,969
7,226	Diebold Nixdorf, Inc.(a)	441,581
30,055	Digimarc Corporation(a)(b)	260,276
42,002	Harmonic, Inc.(a)	404,059
1,781	InterDigital, Inc.	483,916
22,725	Knowles Corporation(a)	485,178
16,118	NetScout Systems, Inc.(a)	401,177
5,803	PAR Technology Corporation(a)	296,998
2,959	Plexus Corporation(a)	405,413
91,859	Powerfleet, Inc.(a)	428,982
34,624	Stratasys Ltd.(a)	368,746
9,755	TTM Technologies, Inc.(a)	434,780
27,582	ViaSat, Inc.(a)	891,725
		8,726,204

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TECHNOLOGY SERVICES - 1.4%
9,153	ExlService Holdings, Inc.(a)	$ 400,718
9,147	Genpact Ltd.	414,725
4,700	ICF International, Inc.	461,634
5,694	MAXIMUS, Inc.	500,616
82,742	Repay Holdings Corporation(a)	489,833
23,861	TaskUS, Inc., Class A(a)	418,045
2,743	WEX, Inc.(a)	470,013
		3,155,584
	TELECOMMUNICATIONS - 0.4%
13,252	Iridium Communications, Inc.	329,842
11,337	Telephone and Data Systems, Inc.	454,501
		784,343
	TIMBER REIT - 0.2%
18,215	Rayonier, Inc.	478,689

	TRANSPORTATION & LOGISTICS - 2.8%
7,289	Allegiant Travel Company(a)	456,729
16,524	Covenant Logistics Group, Inc.	398,724
52,834	CryoPort, Inc.(a)	468,109
16,396	Dorian, L.P.G Ltd.	524,343
16,400	Forward Air Corporation(a)	492,492
30,783	Genco Shipping & Trading Ltd.	518,386
46,210	Heartland Express, Inc.	396,944
11,899	Hub Group, Inc., Class A	445,261
9,046	Knight-Swift Transportation Holdings, Inc.	397,119
2,882	Landstar System, Inc.	381,375
30,858	Marten Transport Ltd.	365,359
3,614	Matson, Inc.	376,037
2,513	Ryder System, Inc.	471,238
14,625	Werner Enterprises, Inc.	421,931
		6,114,047
	TRANSPORTATION EQUIPMENT - 0.8%
4,203	Allison Transmission Holdings, Inc.	366,964
9,232	Blue Bird Corporation(a)	539,057

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TRANSPORTATION EQUIPMENT - 0.8% (Continued)
14,767	Trinity Industries, Inc.	$ 419,678
37,433	Wabash National Corporation	415,132
		1,740,831
	WHOLESALE - CONSUMER STAPLES - 0.9%
10,940	Andersons, Inc. (The)	447,446
15,126	Calavo Growers, Inc.	413,696
32,298	Grocery Outlet Holding Corporation(a)	584,917
17,310	United Natural Foods, Inc.(a)	489,527
		1,935,586
	WHOLESALE - DISCRETIONARY - 0.6%
5,547	ePlus, Inc.	401,436
16,465	OPENLANE, Inc.(a)	476,168
9,574	ScanSource, Inc.(a)	417,905
		1,295,509

	TOTAL COMMON STOCKS (Cost $203,732,979)	218,424,871

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares	Expiration Date	Exercise Price	Fair Value
RIGHTS — 0.0%(d)
BIOTECH & PHARMA - 0.0%(d)
6,384	Bristol-Myers Squibb Company - CVR (a)(f)(g)		$ –
44,117	Sage Therapeutics, Inc. - CVR (a)(f)(g)		–
–
MEDICAL EQUIPMENT & DEVICES - 0.0%(d)
26,350	Zimmer Biomet Holdings, Inc. - CVR (a)(f)(g)		–

	TOTAL RIGHTS (Cost $0)		–

COLLATERAL FOR SECURITIES LOANED – 0.1%
MONEY MARKET FUND - 0.1%
268,538	Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.24% (Cost $268,538)(c)(e)		268,538

	TOTAL INVESTMENTS - 99.4% (Cost $204,001,517)		$ 218,693,409
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		1,237,159
	NET ASSETS - 100.0%		$ 219,930,568

CVR	- Contingent Value Right
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2025 was $262,291.
(c)	Security was purchased with cash received as collateral for securities on loan at August 31, 2025. Total collateral had a value of $268,538 at August 31, 2025.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate disclosed is the seven day effective yield as of August 31, 2025.
(f)	The fair value of this investment is determined using significant unobservable inputs.
(g)	Illiquid security. The total fair value of these securities as of August 31, 2025 was $0, representing 0% of net assets.